Financial Instruments - Assets and Liabilities related to Interest Rate Risk (Detail) - TWD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Fair value interest rate risk [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets	$ 25,911	$ 28,303
Cash flow interest rate risk [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets	6,715	6,582
Financial liabilities	$ 1,670	$ 1,738